Employee Benefit Plans (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Defined Contribution Plans
Aggregate amounts charged to expense					$ 45.2	$ 42.7	$ 41.1
Funded status of the plans
Net pension liabilities					103.3	91.1
Activity in other comprehensive income, net of tax
Total unrecognized gain/(loss) included in other comprehensive income at the beginning of period				(88.8)	(88.8)	(64.9)	(93.4)
Total unrecognized gain/(loss) included in other comprehensive income at end of period					(127.4)	(88.8)	(64.9)
Defined benefit pension plan
Change in benefit obligation
Benefit obligation at beginning of period			909.1	798.5	798.5	725.9
Service costs	0.6	0.7	1.9	2.1	5.0	6.1	3.1
Interest costs	9.3	9.3	28.0	27.8	37.7	39.8	40.0
Actuarial (gain)/loss					79.0	35.7
Termination benefits					0.1	0.9
Benefits paid					(29.8)	(27.5)
Foreign currency translation					18.6	6.7
Benefit obligation at end of period					909.1	798.5	725.9
Change in plan assets
Fair value of plan assets at the beginning of period			805.8	721.1	721.1	656.3
Actual return on plan assets					61.0	53.9
Company contributions					31.6	29.9
Benefits paid					(26.4)	(25.7)
Foreign currency translation					18.5	6.7
Fair value of plan assets at end of period					805.8	721.1	656.3
Funded status of the plans
Funded status of the plans					(103.3)	(77.4)
Additional disclosures
Accumulated benefit obligation for all defined benefit plans					896.7	786.8
Activity in other comprehensive income, net of tax
Total unrecognized gain/(loss) included in other comprehensive income at the beginning of period			127.4	88.8	88.8	64.9	93.4
Unrecognized gain/(loss) arising during the period					(39.9)	(17.7)	27.1
Amortization of deferred gains/(losses) to net periodic benefit expense					1.3	0.8	1.4
Total unrecognized gain/(loss) included in other comprehensive income at end of period					127.4	88.8	64.9
Expected amortization of deferred losses to net periodic benefit expense pretax
Expected amortization of deferred losses to net periodic benefit expense pretax					4.0
Components of net periodic benefit cost for the plans
Service costs	0.6	0.7	1.9	2.1	5.0	6.1	3.1
Interest costs	9.3	9.3	28.0	27.8	37.7	39.8	40.0
Expected return on plan assets	(10.9)	(11.1)	(32.8)	(33.4)	(44.7)	(46.5)	(40.4)
Amortization	0.9	0.4	2.7	1.3	2.1	1.3	2.2
Net periodic benefit expense (income)	(0.1)	(0.7)	(0.2)	(2.2)	0.1	0.7	4.9
Weighted-average rate assumptions used in the measurement of benefit obligations
Discount rate (as a percent)					4.29%	4.75%	5.40%
Rate of compensation increase (as a percent)					3.95%	3.77%	4.00%
Weighted-average rate assumptions used in the measurement of the net cost
Discount rate (as a percent)					4.71%	5.21%	5.55%
Expected long-term return on plan assets (as a percent)					6.11%	6.83%	6.86%
Rate of compensation increase (as a percent)					3.60%	4.24%	4.00%
U.K. Plan
Change in benefit obligation
Benefit obligation at beginning of period			659.5
U.K. plan benefit reinstatement						10.9
Benefit obligation at end of period						574.7
Change in plan assets
Fair value of plan assets at the beginning of period			658.3
Company contributions			22.0
Fair value of plan assets at end of period						588.4
Funded status of the plans
Net pension (liabilities) assets					(1.2)	13.7
Activity in other comprehensive income, net of tax
U.K. plan benefit reinstatement						(7.0)
U.S. and other foreign plans
Change in benefit obligation
Benefit obligation at end of period					249.6	223.8
Change in plan assets
Fair value of plan assets at end of period					147.5	132.7
Funded status of the plans
Net pension liabilities					(102.1)	(91.1)
U.S. plans
Change in plan assets
Company contributions			$ 7.0
U.S. plans | Equity securities
Target asset allocation, based on the investment policy
Target asset allocation (as a percent)					40.00%
U.S. plans | Debt securities
Target asset allocation, based on the investment policy
Target asset allocation (as a percent)					60.00%
Foreign plans | Equity securities
Target asset allocation, based on the investment policy
Target asset allocation (as a percent)					60.00%
Foreign plans | Debt securities
Target asset allocation, based on the investment policy
Target asset allocation (as a percent)					40.00%